Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Current:
Federal			$ 0	$ 0	$ 0
State			0	0	0
Current income tax provision (benefit)			0	0	0
Deferred:
Federal			(14,420)	(15,468)	(116,563)
State			(2,389)	(3,127)	(3,058)
Deferred income tax provision (benefit)	$ (564)	$ (16,664)	(16,809)	(18,595)	(119,621)
Total income tax provision (benefit)	$ (564)	$ (16,664)	$ (16,809)	$ (18,595)	$ (119,621)